Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Apr 1, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Aug 31, 2012

SUPPLEMENT DATED APRIL 1, 2013

TO THE PROSPECTUS FOR ASPEN MANAGED FUTURES STRATEGY FUND

DATED AUGUST 31, 2012

The Fund has entered into an Index Licensing Agreement with Quantitative Equity Strategies, LLC ("QES") and Aspen Partners, Ltd. (the "Adviser"), joint owners of the Aspen Managed Futures Beta Index (the "Index"), pursuant to which the Fund pays QES a licensing fee for the right to use the Index in connection with the Fund. This agreement will take effect on July 1, 2013. In addition, the Adviser has agreed that the fee waiver and reimbursement agreement for the Fund, effective as of April 1, 2013, shall continue through August 31, 2016.

Accordingly, the paragraph above is hereby added to the Fund's Prospectus as the final paragraph in the section titled "Management." Further, in the Fund Summary section of the Fund's Prospectus, the text and tables under the heading "Fees and Expenses" on page 2 are hereby deleted and replaced in their entirety with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING AND REDEEMING SHARES" at page 13 of the Prospectus and "PURCHASE & REDEMPTION OF SHARES" at page 52 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)

	Class A		Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	None
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	2.00%		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees[2]	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	None
Other expenses
Other Fund expenses[3]	1.12%	1.12%
Expenses of the subsidiary	0.17%	0.17%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total annual Fund operating expenses	2.31%	2.06%
Fee waiver and/or expense reimbursement[4]	-0.49%	-0.49%
Total annual Fund operating expenses after fee waiver/expense reimbursements	1.82%	1.57%

[1]

If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a contingent deferred sales charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

[2]

The Fund intends to invest a portion of its assets in a wholly owned Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with Aspen Partners, Ltd., the Subsidiary's investment adviser and the Fund's investment adviser (the "Adviser"), for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board of the Fund.

[3]	"Other Fund Expenses" have been restated to reflect current fees and expenses for the Fund.
[4]

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund's average daily net assets. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.

In the Fund Summary section of the Fund's Prospectus, the text and tables under the "Example" heading are hereby deleted and replaced in their entirety with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,187	$1,675	$3,011
Class I Shares	$160	$598	$1,063	$2,347

You would pay the following expenses if you did not redeem your Shares:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,187	$1,675	$3,011
Class I Shares	$160	$598	$1,063	$2,347

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Supplement [Text Block]	fit12_SupplementTextBlock

SUPPLEMENT DATED APRIL 1, 2013

TO THE PROSPECTUS FOR ASPEN MANAGED FUTURES STRATEGY FUND

DATED AUGUST 31, 2012

The Fund has entered into an Index Licensing Agreement with Quantitative Equity Strategies, LLC ("QES") and Aspen Partners, Ltd. (the "Adviser"), joint owners of the Aspen Managed Futures Beta Index (the "Index"), pursuant to which the Fund pays QES a licensing fee for the right to use the Index in connection with the Fund. This agreement will take effect on July 1, 2013. In addition, the Adviser has agreed that the fee waiver and reimbursement agreement for the Fund, effective as of April 1, 2013, shall continue through August 31, 2016.

Accordingly, the paragraph above is hereby added to the Fund's Prospectus as the final paragraph in the section titled "Management." Further, in the Fund Summary section of the Fund's Prospectus, the text and tables under the heading "Fees and Expenses" on page 2 are hereby deleted and replaced in their entirety with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING AND REDEEMING SHARES" at page 13 of the Prospectus and "PURCHASE & REDEMPTION OF SHARES" at page 52 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)

	Class A		Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	None
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	2.00%		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees[2]	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	None
Other expenses
Other Fund expenses[3]	1.12%	1.12%
Expenses of the subsidiary	0.17%	0.17%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total annual Fund operating expenses	2.31%	2.06%
Fee waiver and/or expense reimbursement[4]	-0.49%	-0.49%
Total annual Fund operating expenses after fee waiver/expense reimbursements	1.82%	1.57%

[1]

If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a contingent deferred sales charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

[2]

The Fund intends to invest a portion of its assets in a wholly owned Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with Aspen Partners, Ltd., the Subsidiary's investment adviser and the Fund's investment adviser (the "Adviser"), for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board of the Fund.

[3]	"Other Fund Expenses" have been restated to reflect current fees and expenses for the Fund.
[4]

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund's average daily net assets. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.

In the Fund Summary section of the Fund's Prospectus, the text and tables under the "Example" heading are hereby deleted and replaced in their entirety with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,187	$1,675	$3,011
Class I Shares	$160	$598	$1,063	$2,347

You would pay the following expenses if you did not redeem your Shares:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,187	$1,675	$3,011
Class I Shares	$160	$598	$1,063	$2,347

Aspen Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit12_SupplementTextBlock

SUPPLEMENT DATED APRIL 1, 2013

TO THE PROSPECTUS FOR ASPEN MANAGED FUTURES STRATEGY FUND

DATED AUGUST 31, 2012

The Fund has entered into an Index Licensing Agreement with Quantitative Equity Strategies, LLC ("QES") and Aspen Partners, Ltd. (the "Adviser"), joint owners of the Aspen Managed Futures Beta Index (the "Index"), pursuant to which the Fund pays QES a licensing fee for the right to use the Index in connection with the Fund. This agreement will take effect on July 1, 2013. In addition, the Adviser has agreed that the fee waiver and reimbursement agreement for the Fund, effective as of April 1, 2013, shall continue through August 31, 2016.

Accordingly, the paragraph above is hereby added to the Fund's Prospectus as the final paragraph in the section titled "Management." Further, in the Fund Summary section of the Fund's Prospectus, the text and tables under the heading "Fees and Expenses" on page 2 are hereby deleted and replaced in their entirety with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING AND REDEEMING SHARES" at page 13 of the Prospectus and "PURCHASE & REDEMPTION OF SHARES" at page 52 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)

	Class A		Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	None
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	2.00%		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees[2]	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	None
Other expenses
Other Fund expenses[3]	1.12%	1.12%
Expenses of the subsidiary	0.17%	0.17%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total annual Fund operating expenses	2.31%	2.06%
Fee waiver and/or expense reimbursement[4]	-0.49%	-0.49%
Total annual Fund operating expenses after fee waiver/expense reimbursements	1.82%	1.57%

[1]

If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a contingent deferred sales charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

[2]

The Fund intends to invest a portion of its assets in a wholly owned Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with Aspen Partners, Ltd., the Subsidiary's investment adviser and the Fund's investment adviser (the "Adviser"), for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board of the Fund.

[3]	"Other Fund Expenses" have been restated to reflect current fees and expenses for the Fund.
[4]

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund's average daily net assets. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.

In the Fund Summary section of the Fund's Prospectus, the text and tables under the "Example" heading are hereby deleted and replaced in their entirety with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,187	$1,675	$3,011
Class I Shares	$160	$598	$1,063	$2,347

You would pay the following expenses if you did not redeem your Shares:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,187	$1,675	$3,011
Class I Shares	$160	$598	$1,063	$2,347

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING AND REDEEMING SHARES" at page 13 of the Prospectus and "PURCHASE & REDEMPTION OF SHARES" at page 52 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Fund Expenses" have been restated to reflect current fees and expenses for the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Aspen Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Fund expenses	rr_Component1OtherExpensesOverAssets	1.12%	[3]
Expenses of the subsidiary	rr_Component2OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.31%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[4]
Total annual Fund operating expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	725
3 Years	rr_ExpenseExampleYear03	1,187
5 Years	rr_ExpenseExampleYear05	1,675
10 Years	rr_ExpenseExampleYear10	3,011
1 Year	rr_ExpenseExampleNoRedemptionYear01	725
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,187
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,675
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,011
Aspen Managed Futures Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Fund expenses	rr_Component1OtherExpensesOverAssets	1.12%	[3]
Expenses of the subsidiary	rr_Component2OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[4]
Total annual Fund operating expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	598
5 Years	rr_ExpenseExampleYear05	1,063
10 Years	rr_ExpenseExampleYear10	2,347
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	598
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,063
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,347

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a contingent deferred sales charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	The Fund intends to invest a portion of its assets in a wholly owned Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with Aspen Partners, Ltd., the Subsidiary's investment adviser and the Fund's investment adviser (the "Adviser"), for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board of the Fund.
[3]	"Other Fund Expenses" have been restated to reflect current fees and expenses for the Fund.
[4]	The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund's average daily net assets. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 1, 2013